Share Based Payments (Details) - Schedule of share-based payment expense related to employee stock option - Cost of share-based payment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Payment Expense Related to Employee Stock Option [Abstract]
Selling and marketing expenses	$ (56)	$ 956
General and administrative expenses	2,135
Total	$ 2,079	$ 956